Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2025-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2026

A.	DATES	Begin	End	# days

1	Payment Date		5/15/2026
2	Collection Period	4/1/2026	4/30/2026	30
3	Monthly Interest Period-Actual	4/15/2026	5/14/2026	30
4	Monthly Interest - Scheduled	4/15/2026	5/14/2026	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	130,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	167,000,000.00	75,757,289.57	-	-	13,710,801.43	62,046,488.14	0.3715359
7	Class A-2b Notes	153,000,000.00	69,406,379.07	-	-	12,561,392.93	56,844,986.14	0.3715359
8	Class A-3 Notes	320,000,000.00	320,000,000.00	-	-	-	320,000,000.00	1.0000000
9	Class A-4 Notes	69,590,000.00	69,590,000.00	-	-	-	69,590,000.00	1.0000000
10	Total Class A Notes	839,590,000.00	534,753,668.64	-	-	26,272,194.36	508,481,474.28
11	Class B Notes	57,110,000.00	57,110,000.00	-	-	-	57,110,000.00	1.0000000

12	Total Notes	$896,700,000.00	591,863,668.64	$0.00	$0.00	$26,272,194.36	565,591,474.28

	Overcollateralization
13	Exchange Note	62,307,164.81	45,107,123.50				43,530,791.84
14	Series 2025-A Notes	79,445,582.01	114,814,599.51				116,390,931.17

15	Total Overcollateralization	141,752,746.82	159,921,723.01				159,921,723.01
16	Total Target Overcollateralization	$159,921,723.01	159,921,723.01				159,921,723.01

Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes	4.41800%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes	4.35000%	274,620.17	1.6444322	13,710,801.43	82.1006074	0.00
19	Class A-2b Notes	3.63980%	4.02980%	233,078.19	1.5233869	12,561,392.93	82.1006074	0.00
20	Class A-3 Notes	4.42000%	1,178,666.67	3.6833333	0.00	0.0000000	0.00
21	Class A-4 Notes	4.49000%	260,382.58	3.7416666	0.00	0.0000000	0.00
22	Total Class A Notes	1,946,747.61	2.3186884	26,272,194.36	31.2916952	0.00
23	Class B Notes	4.68000%	222,729.00	3.9000000	0.00	0.0000000	0.00

24	Totals	2,169,476.61	2.4194007	26,272,194.36	29.2987558	0.00
Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	976,145,582.01	706,678,268.15	681,982,405.45

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	10.00%	10.00%
27	Aggregate Securitization Value	1,038,452,746.82	725,513,197.29
28	Aggregate Base Residual Value (Not Discounted)	753,302,967.59	604,318,661.50

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	21	226,545.53
30	Turn-in Ratio on Scheduled Terminations			28.57%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	26,389	751,785,391.65
32	Depreciation/Payments		(7,182,807.01)
33	Gross Credit Losses	(78)	(2,534,422.20)
34	Early Terminations — Regular	(12)	(307,340.93)
35	Scheduled Terminations — Returned	(12)	(477,096.65)
36	Payoff Units & Lease Reversals	(557)	(15,770,527.57)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	25,730	725,513,197.29

World Omni Automobile Lease Securitization Trust 2025-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2026

C.	SERVICING FEE

39	Servicing Fee Due	626,487.83

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(20,457.16)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (0.50% of Initial Securitization Value)	5,192,263.73
43	Beginning Reserve Account Balance	5,192,263.73
44	Ending Reserve Account Balance	5,192,263.73

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	25,252	98.34%	710,401,274.00
46	31 - 60 Days Delinquent	326	1.27%	10,323,723.61
47	61 - 90 Days Delinquent	83	0.32%	2,599,580.48
48	91 -120 Days Delinquent	17	0.07%	497,860.13
49	121+ Days Delinquent	-	-	-

50	Total	25,678	100.00%	723,822,438.22

51	Total 61+ Delinquent as % End of Period Securitization Value				0.43%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				0.89%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	24	784,437.58
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(850,660.09)
56	Less: Excess Wear and Tear Received in Current Period		(610.00)
57	Less: Excess Mileage Received in Current Period		(2,695.56)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(69,528.07)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-0.11%
60	Prior Period Net Residual Losses/(Gains) Ratio		-0.06%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.11%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.06%
63	Four Month Average		-0.09%

64	Beginning Cumulative Net Residual Losses/(Gains)		(133,422.24)
65	Current Period Net Residual Losses/(Gains)		(69,528.07)

66	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(202,950.31)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.02%

	Credit Losses/(Gains):	Units	Amounts
68	Aggregate Securitization Value on charged-off units	78	2,534,422.20
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(2,127,434.67)

70	Current Period Net Credit Losses/(Gains)		406,987.53

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.65%
72	Prior Period Net Credit Losses/(Gains) Ratio		1.03%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.65%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.98%
75	Four Month Average		0.83%

76	Beginning Cumulative Net Credit Losses/(Gains)		7,403,562.78
77	Current Period Net Credit Losses/(Gains)		406,987.53

78	Ending Cumulative Net Credit Losses/(Gains)		7,810,550.31

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.75%

World Omni Automobile Lease Securitization Trust 2025-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2026

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	13,342,324.24
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	515,128.60
82	Liquidation Proceeds, Recoveries & Expenses	1,786,754.53
83	Insurance Proceeds	340,680.14
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	338,837.05
85	Payoff Payments	17,941,960.18
86	All Other Payments Received	-

87	Collected Amounts	34,265,684.74

88	Investment Earnings on Collection Account	89,673.42

89	Total Collected Amounts - Available for Distribution	34,355,358.16

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	626,487.83
91	Interest on the Exchange Note - to the Trust Collection Account	2,756,045.25
92	Principal on the Exchange Note - to the Trust Collection Account	24,695,862.70
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	5,882,362.80
94	Remaining Funds Payable to Trust Collection Account	394,599.58

95	Total Distributions	34,355,358.16

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	33,728,870.33

97	Investment Earnings on Reserve Account	15,253.88

98	Reserve Account Draw Amount	-

99	Total Available Funds - Available for Distribution	33,744,124.21

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	31,324.39
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	1,946,747.61
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	222,729.00
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	26,272,194.36
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	5,271,128.85

110	Total Distributions	33,744,124.21

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2025-A, and (ii) the residual interest in the 2025-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2025-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.